Note 18 - Acquisition of Assets from Siemens	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Business Combination Disclosure [Text Block]
(
18
)
Acquisition of Assets from Siemens

On
September 18, 2019,
we entered into certain definitive agreements with Siemens modifying our commercial relationship relating to coagulation products. As part of this arrangement, we agreed on a total consideration of
US$13,000,000
of which
US$11,000,000
was paid on
September 23, 2019.
The consideration paid relates primarily to the settlement of the prepaid milestones and acquisition of intangible assets. The transaction did not
involve any liabilities being assumed and we have allocated the cost of the assets on the basis of their relative fair values.

(a)	Acquisition related costs

These were
nil.
Legal expense incurred during the period is mainly relating to the settlement of the dispute between the Company and Siemens rather than asset acquisition and as such have been expensed.

(b)     Contingent consideration

Pursuant to the Siemens Acquisition and the agreement dated
September 2019,
the Company has agreed to pay
US$1,500,000
to Siemens within
five
days of Siemens achieving a pre-defined milestone. The Company has the discretion of advising Siemens when the milestone is to be achieved but from the date notification is sent by the Company, Siemens has
90
days to fulfil this milestone. Notification has
not
yet been issued to Siemens. Once the milestone is achieved, it will enable UBI to use Siemens proprietary reagent which will allow UBI to access markets in certain jurisdictions. A further
US$500,000
will be payable by
January 1, 2026
if an intermediate product of the Siemens proprietary reagent is supplied by Siemens and if UBI chooses to use this intermediate product.

(c)    Identifiable assets acquired

Total identifiable assets acquired at the acquisition date are as follows:

A$
Intangible assets - distribution rights 1	12,013,658
Inventory	368,840
Total identifiable assets acquired	12,382,498
Deferred income tax liability on intangible assets 1	4,358,338
16,740,836
Less: Deferred income tax liability on intangible assets	4,358,338
Contingent consideration	2,213,042
Consideration paid in September 2019	10,169,456

1. Total intangible assets recognized in the balance sheet A$16,371,996 including the effect of the deferred tax.

Measurement of
fair values

The fair value of the distribution rights acquired has been based on the amount paid. Inventory has been valued at net realizable value.

Intangible Assets

The intangible assets, having finite useful lives, are amortized over their estimated useful lives. Finite life intangible assets are amortized over the shorter of their contractual or useful economic lives. The intangible assets comprise of distribution rights and are amortized on a straight-line basis over
10
years. The amortization expense of the intangible assets was
A$1,640,786
and
A$443,819
for the years ended
December 31, 2020
and
2019,
respectively.

	Years Ended December 31,
	2020	2019
	A$	A$
Intangible assets - gross	16,371,996	16,371,996
Less accumulated amortization	(2,084,605)	(443,819)
Total intangible assets - net	14,287,391	15,928,177

Impairment of Intangible Assets

Intangible assets with an indefinite life are tested for impairment at least annually and when there is an indication of impairment.